(32) RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of transactions between related parties

Transactions involving controlling shareholders, entities under common control or with significant influence and joint ventures:

	ASSETS		LIABILITIES		INCOME			EXPENSES
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	2019	2018	2017	2019	2018	2017

Advances
BAESA – Energética Barra Grande S.A.	-	-	-	657	-	-	-	-	-	-
Foz do Chapecó Energia S.A.	-	-	-	930	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	-	-	-	1,155	-	-	-	-	-	-
EPASA - Centrais Elétricas da Paraiba	-	-	-	418	-	-	-	-	-	-

Energy purchases and sales, and charges
Entities under common control (Subsidiaries of State Grid Corporation of China)*	-	-	2,998	16	-	-	-	200,771	152,369	91,302
BAESA – Energética Barra Grande S.A.	3,082	-	6,544	2,993	3,095	12	-	33,792	44,575	80,362
Foz do Chapecó Energia S.A.	1,773	-	45,009	41,850	20,901	18	-	495,111	490,713	381,193
ENERCAN - Campos Novos Energia S.A.	1,017	943	62,330	78,639	11,674	10,338	8,763	364,383	354,430	281,530
EPASA - Centrais Elétricas da Paraiba	-	-	6,737	13,397	-	19	-	79,701	143,845	137,376

Intangible assets, property, plant and equipment, materials and services rendered
Entities under common control (Subsidiaries of the State Grid Corporation of China)	-	-	-	-	-	-	-	77	-	-
BAESA – Energética Barra Grande S.A.	198	2	-	-	2,240	2,225	1,582	-	-	-
Foz do Chapecó Energia S.A.	11	15	-	-	2,148	2,143	1,726	-	-	-
ENERCAN - Campos Novos Energia S.A.	2	2	-	-	1,991	1,902	1,665	-	-	-
EPASA - Centrais Elétricas da Paraíba S.A.	-	534	-	-	392	3	(469)	-	-	-

Dividend and interest on own capital
BAESA – Energética Barra Grande S.A.	3,504	3	-	-	-	-	-	-	-	-
Chapecoense Geração S.A.	37,090	33,733	-	-	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	59,289	65,010	-	-	-	-	-	-	-	-

Others
Instituto CPFL	-	-	-	-	-	-	-	3,711	4,151	3,613